UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT

INVESTMENT COMPANIES

Investment Company Act file number 811-22990

Pomona Investment Fund

(Exact name of registrant as specified in charter)

780 Third Avenue, 46th Floor

New York, NY 10017

(Address of principal executive offices) (Zip code)

Michael D. Granoff

Pomona Management LLC

780 Third Avenue, 46th Floor

New York, NY 10017

(Name and address of agent for service)

registrant's telephone number, including area code: (212) 593-3639

Date of fiscal year end: March 31

Date of reporting period: September 30, 2019

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

ITEM 1. REPORTS TO STOCKHOLDERS.

The Report to Shareholders is attached herewith.

Consolidated Financial Statements

For the Six-Months Ended September 30, 2019

(Unaudited)

Beginning on January 1, 2021, pursuant to regulations adopted by the Securities and Exchange Commission, paper copies of the Pomona Investment Fund’s shareholder reports, like this one, will no longer be sent by mail, unless you specifically request paper copies of the reports from the Fund. Instead, the reports will be made available on the Fund’s website and you will be notified by mail each time a report is posted and provided with a website link to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive paper copies of shareholder reports and other communications from the Fund by requesting such information in writing to the Fund at 780 Third Avenue, 46th Floor, New York, NY 10017, or by calling toll-free at 1-(844)-2POMONA. If you own your shares through a financial intermediary (such as a broker-dealer or bank), you must contact your financial intermediary.

You may elect to receive all future reports in paper free of charge. You can inform the Fund or your financial intermediary that you wish to continue receiving paper copies of your shareholder reports by contacting them directly. Your election to receive reports in paper will apply to the Fund and all funds held through your financial intermediary, as applicable.

Pomona Investment Fund

Table of Contents
For the Six-Months Ended September 30, 2019 (Unaudited)

Consolidated Schedule of Investments	1-4
Consolidated Statement of Assets, Liabilities and Shareholders’ Capital	5
Consolidated Statement of Operations	6
Consolidated Statements of Changes in Shareholders’ Capital	7-8
Consolidated Statement of Cash Flows	9
Consolidated Financial Highlights	10-12
Notes to Consolidated Financial Statements	13-21
Other Information	22

Pomona Investment Fund

Consolidated Schedule of Investments
September 30, 2019 (Unaudited)

Private Equity Investments a, [h] (90.81%) Direct Investments/Co-Investments (5.17%)	Geographic Region [b]	Original Acquisition Date	Fair Value
AAA Partners, Inc. [c]	North America	06/21/2019	$2,581,719
Investcorp Aspen Offshore Fund, L.P. [c]	North America	07/01/2019	5,027,230
Roark Capital Partners II Sidecar, L.P. [c]	North America	10/18/2018	716,947
WP AUSA, L.P. [c]	North America	07/22/2019	—
Total Co-Investments (5.17%)			8,325,896

Primary Investments (0.84%)
Aberdeen U.S. Private Equity VIII (Offshore), L.P. [c]	Europe	04/11/2019	140,062
Hellman & Friedman Capital Partners IX (Parallel), L.P. [c]	North America	09/28/2018	(12,722)
Roark Capital Partners V (TE) L.P.	North America	04/30/2018	1,219,696
Total Primary Investments (0.84%)			1,347,036

Seasoned Primary Investments (8.23%)
Aerospace, Transportation and Logistics Fund II LP [c]	North America	03/31/2019	1,347,373
Avista Capital Partners (Offshore) IV, L.P. [c]	North America	12/01/2017	517,001
Gryphon Partners IV, L.P.	North America	06/24/2016	7,575,464
Merit Mezzanine Fund VI, L.P.	North America	03/02/2018	2,261,854
VSS Structured Capital Parallel III, L.P.	North America	01/26/2018	1,530,719
Total Seasoned Primary Investments (8.23%)			13,232,411

Secondary Investments (76.57%)
ABRY Partners V, L.P.	North America	12/31/2018	73,306
Advent International GPE VII-B Limited Partnership [c]	North America	06/30/2015	2,044,907
Altor 2003 Fund (No. 1) LP [c]	Europe	12/31/2018	10,807
AP VIII Private Investors, LLC [c]	Europe	06/28/2019	3,625,036
AP VIII Private Investors Offshore (USD), L.P.	Europe	06/30/2017	180,625
Apax Europe VI - A, L.P. [c]	Europe	12/30/2016	599,458
Apollo Investment Fund VI, L.P. [c]	North America	12/31/2018	70,636
Apollo Investment Fund VII, L.P.	North America	09/29/2017	206,702
Audax Mezzanine Fund II, L.P. [c]	North America	09/30/2015	896
Audax Mezzanine Fund III, L.P.	North America	09/30/2016	1,915,195
Audax Private Equity Fund, L.P. [c]	North America	12/31/2018	3,545
Audax Private Equity Fund II, L.P. [c]	North America	12/31/2018	172,771
Audax Private Equity Fund III, L.P. [c]	North America	09/30/2015	537,330
Audax Private Equity Fund IV, L.P.	North America	09/29/2017	252,307
Audax Senior Loan Fund III, L.P.	North America	09/28/2018	490,287
Bain Capital Asia Fund, L.P. [c]	North America	12/30/2015	46,265
Bain Capital Distressed and Special Situations 2013 E, L.P. [c]	North America	06/30/2015	251,323
Bain Capital Europe Fund III, L.P. [c]	North America	12/30/2016	409,895
Bain Capital Fund VII, L.P.	North America	12/29/2017	5,192,182
Bain Capital Fund VIII, L.P. [c]	North America	12/30/2015	7,212
Bain Capital Fund VIII-E, L.P. [c]	North America	12/31/2018	3,380
Bain Capital Fund IX, L.P. [c]	North America	12/31/2018	562,076
Bain Capital Fund X, L.P.	North America	12/30/2015	3,136,141
Bain Capital VII Coinvestment Fund, L.P.	North America	12/29/2017	73,956
Bain Capital VIII Coinvestment Fund, L.P. [c]	North America	12/31/2018	1,465
Bain Capital IX Coinvestment Fund, L.P. [c]	North America	12/31/2018	124,340
Bain Capital X Coinvestment Fund, L.P. [c]	North America	12/31/2018	1,623
BCP V-S L.P. [c]	North America	09/29/2017	43,598
Berkshire Fund VI, Limited Partnership [c]	North America	12/31/2018	2,921,711
Berkshire Fund VII, L.P.	North America	12/31/2018	848,111

The accompanying notes are an integral part of these Consolidated Financial Statements.

Pomona Investment Fund

Consolidated Schedule of Investments
September 30, 2019 (Unaudited) (continued)

Private Equity Investments a, [h] (90.81%) (continued) Secondary Investments (76.57%) (continued)	Geographic Region [b]	Original Acquisition Date	Fair Value
Blackstone Capital Partners V L.P.	North America	09/29/2017	$307,645
Carlyle Partners IV, L.P.	North America	12/31/2018	32,321
CDRF8 Private Investors, LLC [c]	North America	06/30/2017	190,816
Cerberus Institutional Partners, L.P. - Series Three	North America	12/30/2016	25,640
Cerberus Institutional Partners, L.P. - Series Four	North America	12/30/2016	766,883
CHP III, L.P. [c]	North America	09/29/2017	314,730
Clyde Blowers Capital Fund III LP [c]	Europe	06/30/2015	210,779
Comvest Capital II International (Cayman), L.P.	North America	06/29/2018	384,043
Comvest Capital III International (Cayman), L.P.	North America	06/29/2018	2,149,971
DCM IV, L.P. [c]	North America	06/30/2015	212,897
DCM V, L.P. [c]	North America	06/30/2015	385,028
DCM VI, L.P. [c]	North America	06/30/2015	1,237,753
Francisco Partners, L.P. [c]	North America	12/31/2018	11,745
Francisco Partners II, L.P. [c]	North America	12/31/2018	209,495
GESD Investors II, L.P. [c]	North America	09/29/2017	883,587
Green Equity Investors V, L.P.	North America	09/29/2017	2,995,369
Gridiron Energy Feeder I, L.P. [c]	North America	05/10/2017	2,405,186
GSO Capital Opportunities Overseas Fund L.P. [c]	North America	12/30/2015	45,064
GSO Private Investors Offshore II, L.P.	North America	06/30/2017	95,509
H.I.G. Bayside Debt & LBO Fund II, L.P.	North America	12/31/2018	505,062
H.I.G. Capital Partners IV, L.P. [c]	North America	12/31/2018	1,283,115
Harvest Partners V, L.P. [c]	North America	12/29/2017	68,803
HgCapital 5 L.P. [c]	Europe	12/31/2018	92,951
Hellman & Friedman Capital Partners VI, L.P.	North America	03/31/2019	322,507
Hellman & Friedman Capital Partners VII (Parallel), L.P. [d], e	North America	06/28/2019	10,504,385
Insight Equity I LP [c]	North America	12/31/2018	24,435
Insight Equity II LP [c]	North America	12/31/2018	1,115,367
Insight Partners Continuation Fund, L.P. [c]	North America	08/14/2019	7,519,226
Insight Venture Partners Coinvestment Fund II, L.P.	North America	06/30/2015	583,527
Insight Venture Partners Coinvestment Fund III, L.P.	North America	06/30/2015	216,895
Insight Venture Partners V, L.P.	North America	06/30/2015	31,957
Insight Venture Partners VI, L.P.	North America	06/30/2015	334,141
Insight Venture Partners VII, L.P.	North America	06/30/2015	2,002,349
Insight Venture Partners VIII, L.P.	North America	06/30/2015	2,242,781
Insight Venture Partners IX, L.P.	North America	09/30/2019	47,581
Insight Venture Partners (Cayman) VIII, L.P. [c]	North America	09/30/2019	1,471,291
Insight Venture Partners (Cayman) IX, L.P. [c]	North America	09/30/2019	1,565,007
Insight Venture Partners Coinvestment Fund (Delaware) III, L.P. [c]	North America	09/30/2019	437,157
Insight Venture Partners Growth-Buyout Coinvestment Fund (Cayman), L.P. [c]	North America	09/30/2019	592,033
Insight Venture Partners Growth-Buyout Coinvestment Fund, L.P. [c]	North America	09/30/2019	45,245
J.W. Childs Equity Partners III, L.P. [c]	North America	12/31/2018	222
JMI Equity Fund VI, L.P. [c]	North America	09/29/2017	21,462
Kelso Investment Associates VIII, L.P.	North America	09/29/2017	1,327,525
KKR 2006 Fund L.P.	North America	09/29/2017	380,469
KKR 2006 Private Investors Offshore, L.P.	North America	06/30/2017	545,279
KPS Special Situations Fund III, L.P.	North America	09/29/2017	441,796
KPS Special Situations Fund III, L.P. (Supplemental - Feeder), Ltd.	North America	09/29/2017	631,136
Littlejohn Fund III, L.P. [c]	North America	12/31/2018	33,723
Littlejohn Fund IV, L.P. [c]	North America	12/30/2015	828,015
Madison International Real Estate Liquidity Fund V [c]	North America	06/30/2015	37,842
Merchant Banking Partners IV, L.P.	North America	09/29/2017	26,634
Montreux Equity Partners IV, L.P. [c]	North America	09/29/2017	406,893
MPE Partners II, L.P. [c]	North America	06/28/2019	1,640,151

The accompanying notes are an integral part of these Consolidated Financial Statements.

Pomona Investment Fund

Consolidated Schedule of Investments
September 30, 2019 (Unaudited) (continued)

Private Equity Investments a, [h] (90.81%) (continued) Secondary Investments (76.57%) (continued)	Geographic Region [b]	Original Acquisition Date	Fair Value
New Enterprise Associates 12, Limited Partnership [c]	North America	09/29/2017	$62,478
New Mountain Partners III, L.P.	North America	09/29/2017	686,581
NewView Capital Fund I, L.P. [c]	North America	10/31/2018	5,336,938
Oaktree Private Investment Fund 2010, L.P.	North America	06/30/2015	76,520
Oak Investment Partners XII, Limited Partnership [c]	North America	03/31/2019	404,218
Paladin III (HR), L.P. [c]	North America	09/29/2017	818,630
Parthenon Investors II, L.P. [c]	North America	12/31/2018	165,361
Parthenon Investors III, L.P. [c]	North America	12/31/2018	1,301,621
Perry Partners International, Inc. [c]	North America	12/30/2015	7,492
Platinum Equity Capital Partners II, L.P. [c]	North America	09/29/2017	102,090
Providence Equity Partners IV, L.P. [c]	North America	12/30/2016	13,334
Providence Equity Partners V, L.P. [c]	North America	12/30/2016	80,349
Providence Equity Partners VI, L.P.	North America	12/30/2016	4,921,455
Providence Equity Partners VII, L.P.	North America	09/29/2017	344,595
Providence TMT Special Situations Fund L.P. [c]	North America	12/31/2018	9,151
Roark Capital Partners II, LP	North America	06/29/2018	937,012
Roark Capital Partners III LP	North America	06/29/2018	1,224,784
Roark Capital Partners IV LP	North America	06/29/2018	857,457
Saw Mill Capital Partners, L.P. [c]	North America	09/29/2017	175,321
Silver Lake Partners II, L.P.	North America	12/30/2016	65,984
Silver Lake Partners III, L.P.	North America	12/31/2018	391,132
Sixth Cinven Fund (No. 4) Limited Partnership [c]	Europe	06/28/2019	1,460,444
SL SPV-2 L.P. [c]	North America	02/14/2019	558,514
Summit Partners Private Equity Fund VII-A, L.P. [c]	North America	12/31/2018	524,612
Summit Partners Venture Capital Fund II-A, L.P. [c]	North America	12/31/2018	93,563
Summit Ventures VI-A, L.P.	North America	12/31/2018	266,678
Sun Capital Partners IV, LP	North America	12/31/2018	186,872
Sun Capital Partners V, L.P.	North America	12/31/2018	362,477
TA X, L.P. [c]	North America	12/31/2018	94,116
TCW/Crescent Mezzanine Partners VB, L.P.	North America	12/30/2015	158,606
Tennenbaum Opportunities Fund V, LLC	North America	09/29/2017	304,474
The Veritas Capital Fund III, L.P.	North America	09/29/2017	127,540
The Veritas Capital Fund V, L.P. c, d, [f]	North America	06/28/2019	11,363,389
Thomas H. Lee Equity Fund VI, L.P.	North America	12/29/2017	140,029
Thomas H. Lee Equity Fund VI (2019), L.P. [c]	North America	05/30/2019	985,558
Thomas H. Lee Parallel (Cayman) Fund VII, L.P. [c]	North America	06/29/2018	4,772,836
Thomas H. Lee Parallel Fund VI, L.P.	North America	09/28/2018	730,003
TPG Opportunities Partners III (B), L.P.	North America	06/30/2015	58,996
TPG Partners V, L.P.	North America	09/29/2017	150,941
TPG Partners VI, L.P.	North America	09/29/2017	1,965,351
TPG STAR, L.P. [c]	North America	09/29/2017	353,325
Vista Equity Partners Fund V, L.P. [c]	North America	09/28/2018	5,947,228
Warburg Pincus Private Equity VIII, L.P.	North America	12/31/2018	1,240
Waud Capital Partners QP II, L.P. [c]	North America	12/31/2018	93,108
Weston Presidio V, L.P. [c]	North America	12/31/2018	196,015
Wicks Communications & Media Partners III, L.P. [c]	North America	12/31/2018	206,263
Wind Point Partners VII-B, L.P. [c]	North America	09/29/2017	45,899
Total Secondary Investments (76.57%)			123,129,089
Total Private Equity Investments (Cost $156,316,232) (90.81%)			$146,034,432

The accompanying notes are an integral part of these Consolidated Financial Statements.

Pomona Investment Fund

Consolidated Schedule of Investments
September 30, 2019 (Unaudited) (continued)

Short-Term Investments (10.20%) Money Market Fund	Fair Value
Fidelity Investments Money Market Government Portfolio - Class I, 1.89% [g]	$14,921,642
JP Morgan U.S. Government Money Market Fund, 2.01% [g]	1,473,020
Total Money Market Fund (10.20%)	$16,394,662

Total Short-Term Investments (Cost $16,394,662) (10.20%)	$16,394,662

Total Investments (Cost $172,710,894) (101.01%)	$162,429,094

Liabilities in Excess of Other Assets (-1.01%)	(1,618,981)

Shareholders’ Capital (100.00%)	$160,810,113

[a]

Private Equity Investments are generally offered in private placement transactions and as such are illiquid and generally restricted as to resale. Total cost and fair value of illiquid and restricted securities as of September 30, 2019 was $156,316,232 and $146,034,432, respectively.

[b]

In the case of Private Equity Investments, geographic region generally refers to where the general partner is headquartered and may be different from where a Private Equity Investment invests or operates.

[c]	Non-income producing.

[d]	This Private Equity Investment has no redemption provisions, was issued in a private placement transaction and is restricted to resale.

[e]

This Private Equity Investment makes investments for long-term appreciation including, but not limited to, financial restructurings, leveraged buyouts and other investments in public and private companies.

[f]	This Private Equity Investment invests primarily in middle-market companies in select target industries.

[g]	The rate quoted is the annualized seven-day yield of the Money Market Fund at the period end.

[h]

Pomona Investment Fund ordinarily acquires portfolios of investments that are comprised of interests in multiple private equity funds (rather than single interests in such funds) and pays a single purchase price for each such portfolio. As a result, the specific acquisition cost allocated to each Private Equity Investment does not necessarily reflect the actual cost of each such investment.

As of September 30, 2019, the aggregate cost of each investment restricted to resale was: $2,445,599, $5,095,109, $610,540, $0, $162,500, $0, $1,115,994, $1,222,331, $486,517, $5,068,368, $1,966,118, $1,677,361, $49,188, $1,837,423, $15,435, $2,688,364, $201,672, $583,257, $207,218, $363,049, $120,111, $2,553,848, $2,154, $67,248, $2,557,094, $255,427, $502,499, $590,633, $74,920, $953,841, $5,910,925, $450,882, $10,142, $564,393, $4,064,177, $60,761, $4,423, $179,697, $7,737, $61,981, $6,066,247, $1,054,041, $509,378, $42,457, $334,354, $60,632, $688,460, $368,499, $1,795,719, $461,676, $3,273,438, $165,937, $1,309,767, $1,899,882, $5,095, $175,594, $442,396, $4,447,309, $1,850,991, $261,086, $203,487, $541,978, $1,681,707, $132,912, $79,100, $389,489, $9,340,777, $148,724, $927,987, $6,964,490, $577,980, $218,414, $464,735, $1,106,927, $1,731,163, $2,274,648, $44,889, $1,441,178, $1,478,235, $508,481, $599,366, $45,011, $453, $17,177, $2,046,906, $387,721, $373,615, $553,109, $590,195, $13,942, $1,509,281, $44,743, $4,483, $352,649, $1,336,806, $137,609, $883,437, $4,179,796, $45,195, $247,421, $418,939, $225,909, $1,028,812, $105,492, $321,245, $19,151, $436,235, $5,877,149, $274,438, $5,693, $842,961, $1,035,992, $841,097, $749,377, $1,356,100, $964,046, $1,410,947, $496,802, $557,130, $77,683, $444,480, $288,355, $431,699, $52,067, $283,100, $293,899, $364,079, $7,899,664, $221,146, $849,409, $4,493,404, $726,754, $47,455, $343,829, $2,228,846, $573,289, $5,663,551, $29,979, $45,465, $100,545, $196,412, $65,497, respectively, totaling, $156,316,232.

The information regarding these private entitites, as presented above, has not been prepared, reviewed or approved by any such entity or its general partner, manager or sponsor or any of their respective affiliates.

The accompanying notes are an integral part of these Consolidated Financial Statements.

Pomona Investment Fund

Consolidated Statement of Assets, Liabilities and Shareholders’ Capital
September 30, 2019 (Unaudited)

Assets
Private Equity Investments, at fair value (cost $156,316,232)	$146,034,432
Short-term investments, at fair value (cost $16,394,662)	16,394,662
Cash	313,210
Deferred offering costs	80,366
Deferred financing costs	144,971
Expense waiver receivable	180,253
Interest receivable	33,453
Other assets	71,003
Total Assets	163,252,350

Liabilities
Payable to Adviser	1,881
Payable for investments purchased, not yet settled	15,250
Payable for shares repurchased	1,109,060
Management fee payable	668,283
Administration fee payable	101,268
Distribution and servicing fee payable	148,422
Professional fees payable	152,781
Trustees fees payable	61,647
Other accrued expenses	183,645
Total Liabilities	2,442,237

Commitments and contingencies (see Note 9 and 10)	—

Shareholders’ Capital	$160,810,113

Shareholders’ Capital
Paid-in Capital	$148,231,683
Total distributable earnings (loss)	12,578,430

Total Shareholders’ Capital	$160,810,113

Shareholders’ Capital Attributable to:
Class A Shares	$107,233,856
Class M2 Shares	3,260,257
Class I Shares	50,316,000
$160,810,113

Shares Outstanding:
Class A Shares	9,930,307
Class M2 Shares	296,373
Class I Shares	4,574,152
14,800,832

Net asset value per Share:
Class A Shares	$10.80
Class M2 Shares	$11.00
Class I Shares	$11.00

The accompanying notes are an integral part of these Consolidated Financial Statements.

Pomona Investment Fund

Consolidated Statement of Operations
For the Six-Months Ended September 30, 2019 (Unaudited)

Income
Dividend income	$901,532
Interest income	787,195
Other income	299,512
Total Income	1,988,239

Expenses
Management fee	1,258,397
Distribution and servicing fee	286,786
Professional fees	385,958
Administration fee	190,691
Insurance fees	58,100
Chief Compliance Officer fees and expenses	45,000
Offering costs	68,676
Trustees fees and expenses	79,434
Financing costs	57,988
Commitment and interest fees	205,556
Other expenses	255,430
Total Expenses	2,892,016

Less: Waivers and/or expense reimbursements	(371,209)

Net Expenses	2,520,807

Net Investment Loss	(532,568)

Net Realized Gain and Change in Unrealized Appreciation on Private Equity Investments and Foreign Currency Translation
Net realized gain from Private Equity Investments	8,555,460
Net realized loss from foreign currency translation	—
Total net realized gain from Private Equity Investments and foreign currency translation	8,555,460

Net change in unrealized appreciation on Private Equity Investments	661,312
Net change in unrealized depreciation on foreign currency translation	(127,891)

Total net change in unrealized appreciation on Private Equity Investments and foreign currency translation	533,421

Net Realized Gain and Change in Unrealized Appreciation on Private Equity Investments and Foreign Currency Translation	9,088,881

Net increase in Shareholders’ Capital from operations	$8,556,313

The accompanying notes are an integral part of these Consolidated Financial Statements.

Pomona Investment Fund

Consolidated Statements of Changes in Shareholders’ Capital

	For the Six Months Ended September 30, 2019 (unaudited)	For the Year Ended March 31, 2019
Operations
Net investment loss	$(532,568)	$(1,553,319)
Net realized gain from Private Equity Investments and foreign currency translation	8,555,460	19,227,548
Net change in unrealized appreciation/(depreciation) on Private Equity Investments and foreign currency translation	533,421	(8,361,230)
Net increase in Shareholders’ Capital from operations	8,556,313	9,312,999

Distributions to Shareholders
Class A Shares	—	(10,091,751)
Class M2 Shares	—	(98,665)
Class I Shares	—	(2,679,963)
Decrease in Shareholders’ Capital from distributions to Shareholders	—	(12,870,379)

Shareholders’ Capital Transactions
Class A Shares
Proceeds from sale of Shares	7,526,875	8,184,080
Reinvestment of distributions	—	9,685,993
Exchange of Shares	—	(2,752,497)
Repurchases of Shares	(232,526)	(147,534)
Total Class A Transactions	7,294,349	14,970,042

Class M2 Shares
Proceeds from sale of Shares	2,314,185	—
Reinvestment of distributions	—	89,642
Exchange of Shares	—	—
Repurchases of Shares	(66,802)	—
Total Class M2 Transactions	2,247,383	89,642

Class I Shares
Proceeds from sale of Shares	16,556,430	28,277,226
Reinvestment of distributions	—	2,619,842
Exchange of Shares	—	2,752,497
Repurchases of Shares	(809,733)	—
Total Class I Transactions	15,746,697	33,649,565
Increase in Shareholders’ Capital from capital transactions	25,288,429	48,709,249

Shareholders’ Capital
Beginning of period	126,965,370	81,813,501
End of period	$160,810,113	$126,965,370

The accompanying notes are an integral part of these Consolidated Financial Statements.

Pomona Investment Fund

Consolidated Statements of Changes in Shareholders’ Capital
(continued)

	For the Six Months Ended September 30, 2019 (unaudited)	For the Year Ended March 31, 2019
Shareholder Activity
Class A Shares outstanding at beginning of period	9,228,343	7,754,845
Shares sold	723,497	768,533
Shares reinvested	—	962,067
Shares exchanged	—	(243,160)
Shares repurchased	(21,533)	(13,942)
Class A Shares outstanding at end of period	9,930,307	9,228,343

Class M2 Shares outstanding at beginning of period	87,610	78,821
Shares sold	214,836	—
Shares reinvested	—	8,789
Shares exchanged	—	—
Shares redeemed	(6,073)	—
Class M2 Shares outstanding at end of period	296,373	87,610

Class I Shares outstanding at beginning of period	3,083,926	—
Shares sold	1,563,837	2,586,715
Shares reinvested	—	256,852
Shares exchanged	—	240,359
Shares redeemed	(73,611)	—
Class I Shares outstanding at end of period	4,574,152	3,083,926

The accompanying notes are an integral part of these Consolidated Financial Statements.

Pomona Investment Fund

Consolidated Statement of Cash Flows
For the Six-Months Ended September 30, 2019 (Unaudited)

Cash flows from operating activities
Net increase in Shareholders’ Capital from operations	$8,556,314
Adjustments to reconcile net increase in Shareholders’ Capital from operations to net cash used in operating activities:
Purchases of Private Equity investments	(46,844,032)
Capital distributions received from Private Equity Investments	17,067,693
Net sales of short-term investments	3,430,566
Net realized gain from Private Equity Investments	(8,555,460)
Net change in unrealized appreciation on Private Equity Investments and foreign currency translation	(533,421)
Amortization of deferred offering costs	68,676
Amortization of deferred financing costs	57,988
Changes in operating assets and liabilities:
Increase in expense waiver receivable	(50,927)
Increase in interest receivable	(4,737)
Decrease in other assets	285,549
Decrease in commitment and interest fee payable	(101,983)
Increase in payable to Adviser	1,549
Decrease in Payable for Investments purchased, not yet settled	(113,659)
Increase in management fee payable	144,177
Increase in administration fee payable	21,849
Increase in distribution and servicing fee payable	18,428
Increase in professional fees payable	58,409
Decrease in finance costs	(7,453)
Increase in trustees fees payable	61,647
Increase in other accrued expenses	68,076
Net cash used in operating activities	(26,370,752)

Cash flows from financing activities
Proceeds from sale of Shares	26,397,490
Additions to offering costs	(96,163)
Net cash provided by financing activities	26,301,327

Net change in cash	(69,425)

Cash at beginning of period	382,635

Cash at End of Period	$313,210

The accompanying notes are an integral part of these Consolidated Financial Statements.

Pomona Investment Fund

Consolidated Financial Highlights

	Class A Shares
	For the Six-Months Ended September 30, 2019 (Unaudited)		For the Year Ended March 31, 2019	For the Year Ended March 31, 2018	For the Year Ended March 31, 2017	For the Period May 7, 2015 (Commencement of Operations) to March 31, 2016
Net asset value per Share, beginning of period	$10.20		$10.44	$10.09	$10.20	$10.00	(1)
Net increase in Shareholders’ Capital from operations:
Net investment loss	(0.05)		(0.15)	(0.04)	(0.09)	(0.21	)*
Net realized gain and change in unrealized depreciation on Private Equity Investments and foreign currency translation	0.65		1.16	1.34	1.03	0.48
Net increase in Shareholders’ Capital from operations:	0.60		1.01	1.30	0.94	0.27
Distributions from net investment income	—		—	—	—	—
Distributions from capital gains	—		(1.25)	(0.95)	(1.05)	(0.07)
Total distributions	—		(1.25)	(0.95)	(1.05)	(0.07)

Net asset value per Share, end of period	$10.80		$10.20	$10.44	$10.09	$10.20

Total Return (2)	5.89	%(3)	9.79%	13.34%	9.71%	2.70	%(3)

Ratios/Supplemental Data:
Shareholders’ Capital, end of period (in thousands)	$107,234		$94,109	$80,983	$63,225	$54,340
Ratio of net investment loss to average Shareholders’ Capital	(0.92	)%(4)	(1.51)%	(0.59)%	(1.07)%	(2.35	)%(4)
Ratio of gross expenses to average Shareholders’ Capital (5)	4.06	%(4)	4.19%	3.85%	4.05%	5.40	%(4)
Ratio of expense waiver to average Shareholders’ Capital (6)	(0.47	)%(4)	(0.50)%	(0.71)%	(0.87)%	(2.31	)%(4)
Ratio of net expenses to average Shareholders’ Capital (6) (7)	3.59	%(4)	3.69%	3.14%	3.18%	3.09	%(4)
Portfolio Turnover	0.09	%(3)	0.00%	0.00%	0.00%	0.00%

*	Per Share data of income/(loss) from investment operations is computed using the total income and expense for this period divided by end of period Shares.

(1)	The net asset value per Share as of the beginning of the period, May 7, 2015 (Commencement of Operations) represents the initial net asset value per Share of $10.00.

(2)	Total Return based on net asset value per Share is the combination of changes in net asset value per Share and reinvested dividend income at net asset value per Share, if any.

(3)	Not annualized.

(4)	Annualized.

(5)	Represents the ratio of expenses to average Shareholders’ Capital absent fee waivers and/or expense reimbursement by the Adviser.

(6)

The Adviser has entered into an Expense Limitation and Reimbursement Agreement with the Fund for a one-year term ending at the end of the Limitation Period to limit the amount of the Fund’s total annual ordinary operating expenses, excluding certain “Specified Expenses” as outlined in the Notes to Consolidated Financial Statements.

(7)

Includes expenses excluded from the expense limitation. In addition, the ratio is calculated based on net expenses and average net assets. If the net expense ratio calculation was calculated quarterly rather than annualized, as is done for expense waiver calculations which is not, however, calculated based on average net assets, the net expense ratio would be 2.95%.

The accompanying notes are an integral part of these Consolidated Financial Statements.

Pomona Investment Fund

Consolidated Financial Highlights

	Class M2 Shares
	For the Six-Months Ended September 30, 2019 (Unaudited)		For the Year Ended March 31, 2019	For the Year Ended March 31, 2018	For the Period October 1, 2016 (Commencement of Operations) to March 31, 2017
Net asset value per Share, beginning of period	$10.36		$10.54	$10.11	$10.65	(1)
Net increase in Shareholders’ Capital from operations:
Net investment loss	(0.15)		(0.11)	(0.02)	(0.01	)*
Net realized gain and change in unrealized depreciation on Private Equity Investments and foreign currency translation	0.79		1.18	1.40	0.52
Net increase in Shareholders’ Capital from operations:	0.64		1.07	1.38	0.51
Distributions from net investment income	—		—	—	—
Distributions from capital gains	—		(1.25)	(0.95)	(1.05)
Total distributions	—		(1.25)	(0.95)	(1.05)

Net asset value per Share, end of period	$11.00		$10.36	$10.54	$10.11

Total Return (2)	6.18	%(3)	10.40%	13.97%	5.32	%(3)

Ratios/Supplemental Data:**
Shareholders’ Capital, end of period (in thousands)	$3,260		$908	$830	$276
Ratio of net investment income/(loss) to average Shareholders’ Capital	(0.02	)%(4)	(0.94)%	0.01%	(0.24	)%(4)
Ratio of gross expenses to average Shareholders’ Capital (5)	4.62	%(4)	4.30%	4.51%	5.18	%(4)
Ratio of expense waiver to average Shareholders’ Capital (6)	(1.37	)%(4)	(1.18)%	(1.83)%	(2.74	)%(4)
Ratio of net expenses to average Shareholders’ Capital (6) (7)	3.25	%(4)	3.12%	2.68%	2.44	%(4)
Portfolio Turnover	0.09	%(3)	0.00%	0.00%	0.00%

*	Per Share data of income/(loss) from investment operations is computed using the total income and expense for this period divided by end of period Shares.

**

Class M2 Shares commenced operations on October 1, 2016. These ratios include certain expenses related to the offering of this share class and other expenses associated with the commencement of operations that are specific only to the M2 share class.

(1)	The net asset value per Share as of the beginning of the period, October 1, 2016 (Commencement of Operations) represents the initial net asset value per Share of $10.65.

(2)	Total Return based on net asset value per Share is the combination of changes in net asset value per Share and reinvested dividend income at net asset value per Share, if any.

(3)	Not annualized.

(4)	Annualized.

(5)	Represents the ratio of expenses to average Shareholders’ Capital absent fee waivers and/or expense reimbursement by the Adviser.

(6)

The Adviser has entered into an Expense Limitation and Reimbursement Agreement with the Fund for a one-year term ending at the end of the Limitation Period to limit the amount of the Fund’s total annual ordinary operating expenses, excluding certain “Specified Expenses” as outlined in the Notes to Consolidated Financial Statements.

(7)

Includes expenses excluded from the expense limitation. In addition, the ratio is calculated based on net expenses and average net assets. If the net expense ratio calculation was calculated quarterly rather than annualized, as is done for expense waiver calculations which is not, however, calculated based on average net assets, the net expense ratio would be 2.40%.

The accompanying notes are an integral part of these Consolidated Financial Statements.

Pomona Investment Fund

Consolidated Financial Highlights

	Class I Shares
	For the Six-Months Ended September 30, 2019 (Unaudited)		For the Period April 1, 2018 (Commencement of Operations) to Year Ended March 31, 2019
Net asset value per Share, beginning of period	$10.36		$10.54 (1)
Net increase in Shareholders’ Capital from operations:
Net investment loss	(0.02)		(0.07)*
Net realized gain and change in unrealized depreciation on Private Equity Investments and foreign currency translation	0.66		1.14
Net increase in Shareholders’ Capital from operations:	0.64		1.07
Distributions from net investment income	—		—
Distributions from capital gains	—		(1.25)
Total distributions	—		(1.25)

Net asset value per Share, end of period	$11.00		$10.36

Total Return (2)	6.18	%(3)	10.40%

Ratios/Supplemental Data:**
Shareholders’ Capital, end of period (in thousands)	$50,316		$31,948
Ratio of net investment income/(loss) to average Shareholders’ Capital	(0.31	)%(4)	(1.24)%
Ratio of gross expenses to average Shareholders’ Capital (5)	3.67	%(4)	3.86%
Ratio of expense waiver to average Shareholders’ Capital (6)	(0.55	)%(4)	(0.66)%
Ratio of net expenses to average Shareholders’ Capital (6) (7)	3.12	%(4)	3.20%
Portfolio Turnover	0.09	%(3)	0.00%

*	Per Share data of income/(loss) from investment operations is computed using the total income and expense for this period divided by end of period Shares.

**

Class I Shares commenced operations on April 1, 2018. These ratios include certain expenses related to the offering of this share class and other expenses associated with the commencement of operations that are specific only to the I share class.

(1)	The net asset value per Share as of the beginning of the period, April 1, 2018 (Commencement of Operations) represents the initial net asset value per Share of $10.54.

(2)	Total Return based on net asset value per Share is the combination of changes in net asset value per Share and reinvested dividend income at net asset value per Share, if any.

(3)	Not annualized.

(4)	Annualized.

(5)	Represents the ratio of expenses to average Shareholders’ Capital absent fee waivers and/or expense reimbursement by the Adviser.

(6)

The Adviser has entered into an Expense Limitation and Reimbursement Agreement with the Fund for a one-year term ending at the end of the Limitation Period to limit the amount of the Fund’s total annual ordinary operating expenses, excluding certain “Specified Expenses” as outlined in the Notes to Consolidated Financial Statements.

(7)

Includes expenses excluded from the expense limitation. In addition, the ratio is calculated based on net expenses and average net assets. If the net expense ratio calculation was calculated quarterly rather than annualized, as is done for expense waiver calculations which is not, however, calculated based on average net assets, the net expense ratio would be 2.40%.

The accompanying notes are an integral part of these Consolidated Financial Statements.

Pomona Investment Fund

Notes to Consolidated Financial Statements
September 30, 2019 (Unaudited)

1. Organization

Pomona Investment Fund (the “Fund”) was organized as a Delaware statutory trust on August 12, 2014 and commenced operations on May 7, 2015. The Fund is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as a non-diversified, closed-end management investment company. The Fund is managed by Pomona Management LLC (the “Adviser” and the “Administrator”), an investment adviser registered under the Investment Advisers Act of 1940, as amended. The objective of the Fund is to seek long-term capital appreciation by investing principally in private equity investments managed by third party investment managers. On August 3, 2017, in connection with the Fund’s revolving credit facility as described in Note 5 below, Pomona Investment Fund LLC was organized as a Delaware limited liability company and is a wholly owned subsidiary of the Fund.

It is anticipated that the Fund’s private equity investments will predominantly consist of secondary and primary investments in private equity funds and, to a lesser degree, direct investments in operating companies (“Private Equity Investments”). Co-investments refer to direct investments in an operating company by the Fund alongside other investors, often one or more Private Equity Funds. Primary investments refer to investments in newly established private equity funds, typically sponsored by investment managers with an established investment track record. Seasoned primary investments, or seasoned primaries, refer to primary investments made after an Investment Fund has already invested part of its capital commitments. Secondary investments refer to investments in existing Private Equity Investments that are typically acquired in privately negotiated transactions.

A board of trustees (the “Board”) has overall responsibility for the management and supervision of the business operations of the Fund. As permitted by applicable law, the Board may delegate any of its rights, powers and authority to, among others, the officers of the Fund, any committee of the Board, or the Adviser.

As of September 30, 2019, the Fund offered four classes of shares: Classes A, I, M1 and M2 shares. No Class M1 Shares have been issued as of September 30, 2019. The shares are continuously offered on a quarterly basis.

Class A Shares are offered at the then-current net asset value plus an initial sales charge, if applicable, with a general minimum initial investment of $25,000. Class A Shareholders pay a fee for distribution and shareholder servicing.

Class I Shares are offered to certain institutional investors, at the then-current net asset value without an initial sales charge and with a general minimum initial investment of $1,000,000. Class I Shareholders do not pay a fee for distribution or shareholder servicing.

Classes M1 and M2 Shares are offered through intermediary wealth management platforms associated with private banks and trust companies, at the then-current net asset value without an initial sales charge. The general minimum initial investment is $5,000,000. Neither Class M1 nor M2 Shareholders pay a fee for distribution services; however, M1 Shareholders pay a fee for shareholder services or account maintenance services.

Certain investors may purchase less than the minimum investment for Class I and Class M2 Shares (noted above) pursuant to a Letter of Intent, which is further described in the Fund’s prospectus.

All share classes have the same rights and privileges and share in the same underlying investment portfolio.

2. Summary of Significant Accounting Policies

The accompanying consolidated financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”). The Fund is considered an investment company and therefore applies the guidance of Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) Topic 946, “Financial Services - Investment Companies”. The following is a summary of significant accounting policies used in preparing the consolidated financial statements.

Consolidation of a Subsidiary

The consolidated financial statements of the Fund include Pomona Investment Fund LLC, all inter-company accounts and transactions have been eliminated.

Pomona Investment Fund

Notes to Consolidated Financial Statements
September 30, 2019 (Unaudited) (continued)

2. Summary of Significant Accounting Policies (continued)

Valuation of Investments

The Fund has formal valuation policies and procedures (the “Valuation Procedures”), which have been approved by the Board. The Board has delegated direct and oversight responsibilities for making valuation determinations for investments held by the Fund to a valuation committee (the “Valuation Committee”), which draws on the resources and personnel of the Administrator and the Adviser in carrying out its responsibilities. The Board receives valuation reports from the Valuation Committee on a quarterly basis and determines if the Valuation Procedures are operating as expected and the outcomes are reliable.

The Valuation Procedures are applied to all of the Fund’s investments, which primarily consists of the following types of Private Equity Investment strategies:

●	Secondary Investments refer to investments in existing investment funds that are typically acquired in privately negotiated transactions.

●

Primary Investments refer to investments in newly established private equity funds, which are made during a private equity fund’s initial fundraising period in the form of capital commitments that are then called down by the fund and utilized to finance its investments during a predefined period.

●	Seasoned Primary Investments refer to primary investments made after an investment fund has already invested a certain percentage of its capital commitments.

●	Direct Investment/Co-Investment refers to an investment in an operating company by the Fund, as opposed to an investment in an investment fund that, in turn, invests in operating companies.

All investments are recorded at “Fair Value” in good faith. Fair value is based on actual or estimated market value, with special provisions for assets not having readily available market quotations, and for situations in which market quotations are deemed unreliable. The Private Equity Investments in which the Fund invests normally do not have readily available market prices. Determining the fair value of Private Equity Investments and other assets requires that judgment be applied to the specific facts and circumstances of each asset while seeking to employ a valuation process that is consistently followed. There is not necessarily a single standard for determining fair value of such assets, and determinations of fair value may involve subjective judgments and estimates.

The fair values of the Fund’s Private Equity Investments are estimates and are determined by the Adviser in accordance with the Valuation Procedures. If applicable, these estimates are net of management and performance incentive fees or allocations payable pursuant to the respective organizational documents of each Private Equity Investment. Ordinarily, the fair value of a Private Equity Investment held by the Fund is based on the net asset value (“NAV”) of that Private Equity Investment reported by its investment manager. If the Adviser determines that the most recent NAV reported by the investment manager of a Private Equity Investment does not represent the fair value or if the investment manager of a Private Equity Investment fails to report a NAV to the Fund, a fair value determination is made by the Adviser in accordance with the Valuation Procedures. This includes adjusting the previous NAV provided by an investment manager for other relevant information available at the time the Fund values its portfolio, including capital activity and material events occurring between the reference dates of the investment manager’s valuation and the relevant valuation date.

For investments that do not have readily determinable fair values and NAV cannot be used, such as Direct Investments/Co-Investments, the Fund will review and value such investments using one or more of the following types of analyses:

●	Market comparable statistics and public trading multiples discounted for illiquidity, minority ownership and/or other factors for investments with similar characteristics.

●	Discounted cash flow analysis, including a terminal value or exit multiple.

●	The cost of the investment, if the cost is determined to best approximate the fair value of the investment.

●	Valuations implied by third-party investment in similar assets or issuers.

Pomona Investment Fund

Notes to Consolidated Financial Statements
September 30, 2019 (Unaudited) (continued)

2. Summary of Significant Accounting Policies (continued)

Cash and Short-term Investments

The Fund holds cash and short-term interest bearing deposit accounts. At times, such deposits may be in excess of federally insured limits. The Fund has not experienced any losses in such accounts and does not believe it is exposed to any significant credit risk on such accounts. There are no restrictions on the cash and short-term accounts held by the Fund.

Realized Gain/ (Loss) on Investments

The Fund accounts for realized gains and losses on distributions received from Private Equity Investments based on the nature of such distributions as determined by the underlying investment fund managers.

Other Income from Private Equity Investments

The Fund accounts for other income on distributions received from Private Equity Investments based on the nature of such distributions as determined by the underlying investment fund managers. For the six-months ended September 30, 2019, the Fund earned other income of $299,512.

Income Recognition and Expenses

Income is recognized on an accrual basis as earned. Expenses are recognized on an accrual basis as incurred.

The Fund bears all expenses incurred in the course of its operations, including, but not limited to, the following: all costs and expenses related to portfolio transactions and positions for the Fund’s account; professional fees; costs of insurance; registration expenses; and expenses of meetings of the Board. Certain expenses of the Fund attributable to a particular share class will be allocated to the share class to which they are attributable.

Use of Estimates

The preparation of consolidated financial statements in conformity with U.S. GAAP requires the Fund’s Administrator to make estimates and assumptions that affect the amounts reported in the consolidated financial statements and accompanying notes. Changes in the economic environment, financial markets, and any other factors or parameters used in determining these estimates could cause actual results to differ materially.

3. Fair Value Disclosures

In accordance with the authoritative guidance on fair value measurements and disclosures under accounting principles generally accepted in the United States of America (“U.S. GAAP”), the Fund discloses the fair value of its investments in a hierarchy that prioritizes the inputs to valuation techniques used to measure the fair value. The hierarchy gives the highest priority to valuations based on unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurement) and the lowest priority to valuations based upon unobservable inputs that are significant to the valuation (Level 3 measurement). The guidance establishes three levels of fair value as listed below.

-	Level 1 – Inputs that reflect unadjusted quoted prices in active markets for identical assets and liabilities that the Fund has the ability to access at the measurement date

-	Level 2 – Inputs other than quoted prices that are observable for the asset or liability, either directly or indirectly, including inputs in markets that are not considered to be active

-	Level 3 – Inputs that are unobservable

The notion of unobservable inputs is intended to allow for situations in which there is little, if any, market activity for the asset or liability at the measurement date. Under Level 3, the owner of an asset must determine fair value based on its own assumptions about what market participants would take into account in determining the fair value of the asset, using the best information available.

The inputs or methodology for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Pomona Investment Fund

Notes to Consolidated Financial Statements
September 30, 2019 (Unaudited) (continued)

3. Fair Value Disclosures (continued)

A financial instrument’s level within the fair value hierarchy is based upon the lowest level of any input that is significant to the fair value measurement; however, the determination of what constitutes “observable” requires significant judgment by Pomona Management LLC. The Administrator considers observable data to be market data that is readily available, regularly distributed or updated, reliable and verifiable, not proprietary, and provided by independent sources that are actively involved in the relevant market. Private equity funds are generally restricted securities that are subject to substantial holding periods and restrictions on resale and are not traded in public markets. Accordingly, the Fund would not be able to resell such investments for extended periods, if at all.

The following table is a summary of information about the levels within the fair valuation hierarchy at which the Fund’s investments are measured as of September 30, 2019:

Investments	Level 1	Level 2	Level 3	Total
Direct Investments/Co-Investments	$—	$—	$2,581,719	$2,581,719
Short-Term Investments	16,394,662	—	—	16,394,662
Total	$16,394,662	$—	$2,581,719	$18,976,381

As the Fund uses the NAV as a practical expedient to determine the fair value of certain Private Equity Investments, these investments have not been classified in the U.S. GAAP fair value hierarchy. As of September 30, 2019 $143,452,713 was fair valued utilizing NAV as practical expedient.

During the period ended September 30, 2019, the Fund did not have any significant transfers between any of the levels of the fair value hierarchy. The Fund records all transfers at the end of each reporting period.

The following is a reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining value:

Beginning balance March 31, 2019	Transfers into Level 3 during the period	Transfers out of Level 3 during the period	Total realized gain/(loss)	Total unrealized appreciation / (depreciation)	Net purchases	Net sales	Balance as of September 30, 2019
$—	$—	$—	$—	$136,120	$2,445,599	$—	$2,581,719

The following table presents additional information about valuation methodologies and inputs used for investments that are measured at fair value and categorized within Level 3 as of September 30, 2019:

Fair Value September 30, 2019	Valuation Methodologies	Unobservable Input	Input Range
$ 2,581,719	Market comparable companies	Enterprise value to EBITDA multiple	7.1x – 14.5x

Pomona Investment Fund

Notes to Consolidated Financial Statements
September 30, 2019 (Unaudited) (continued)

3. Fair Value Disclosures (continued)

A listing of the private equity investment types held by the Fund and the related attributes, as of September 30, 2019, are shown in the table below:

Investment Category	Investment Strategy	Fair Value	Unfunded Commitments	Redemption Frequency*	Notice Period (In Days)	Redemption Restrictions Terms**
Direct Investment/ Co-Investments	Investments in an operating company alongside other investors	$ 8,325,896	$ 401,861	None	N/A	Liquidity in the form of distributions from Private Equity Investments
Primary	Investments in newly established private equity funds	$ 1,347,036	$ 8,980,493	None	N/A	Liquidity in the form of distributions from Private Equity Investments
Seasoned Primary	Primary investments made after an Investment Fund has already invested a certain percentage of its capital commitment	$ 13,232,411	$ 5,310,582	None	N/A	Liquidity in the form of distributions from Private Equity Investments
Secondary	Investments in existing Private Equity Investments that are typically acquired in privately negotiated transactions	$ 123,129,089	$ 30,298,990	None	N/A	Liquidity in the form of distributions from Private Equity Investments

*

The information summarized in the table above represents the general terms for the specified investment type. Individual Private Equity Investments may have terms that are more or less restrictive than those terms indicated for the investment type as a whole. In addition, most Private Equity Investments have the flexibility, as provided for in their constituent documents, to modify and waive such terms.

**

Distributions from Private Equity Investments occur at irregular intervals, and the exact timing of distributions from Private Equity Investments cannot be determined. It is estimated that distributions will occur over the life of the Private Equity Investments.

4. Management Fee, Administration Fee, Related Party Transactions and Other

The Adviser provides certain management and advisory services to the Fund, including allocating the Fund’s assets and monitoring each Investment Fund to determine whether its investment program is consistent with the Fund’s investment objective and whether its investment performance and other criteria are satisfactory. In consideration for these services, the Fund pays the Adviser a quarterly management fee of 0.4125% (1.65% on an annualized basis) of the Fund’s quarter-end Shareholders’ Capital (the “Management Fee”). For the six-months ended September 30, 2019, the Fund incurred a Management Fee of $1,258,397.

The Administrator performs certain administrative, accounting and other services for the Fund, including (i) providing and/or arranging and overseeing the provision of office space, adequate personnel, and communications and other facilities necessary for administration of the Fund, (ii) performing certain administrative functions to support the Fund and its service providers, (iii) supporting the Board and providing it with information, (iv) providing accounting and legal services in support of the Fund, (v) providing compliance testing services, (vi) analyzing the value of the Fund’s assets, and (vii) reviewing and arranging for payment of the Fund’s expenses and other support services. In consideration of these services, the Fund pays the Administrator a quarterly fee of 0.0625% (0.25% on an annualized basis) of the Fund’s quarter-end Shareholders’ Capital (before any repurchase of Shares) (the “Administration Fee”). For the six-months ended September 30, 2019, the Fund incurred an Administration Fee of $190,691.

Pomona Investment Fund

Notes to Consolidated Financial Statements
September 30, 2019 (Unaudited) (continued)

4. Management Fee, Administration Fee, Related Party Transactions and Other (continued)

The Adviser has entered into an expense limitation agreement (the “Expense Limitation and Reimbursement Agreement”) with the Fund that has been extended through September 30, 2020 (the “Limitation Period”) to limit the amount of the Fund’s aggregate quarterly ordinary operating expenses, excluding certain specified expenses listed below (“Specified Expenses”), borne by the Fund during the Limitation Period, to an amount not to exceed 0.50% on an annualized basis of the Fund’s quarter-end net assets (the “Expense Cap”). Specified Expenses include: (i) the Management Fee; (ii) all fees and expenses of Private Equity Investments and direct investments in which the Fund invests (including all acquired fund fees and expenses); (iii) transactional costs, including legal costs and brokerage commissions, associated with the acquisition and disposition of secondaries, primaries, direct investments, ETFs, and other investments; (iv) interest payments incurred on borrowing by the Fund; (v) fees and expenses incurred in connection with any credit facility, if any, obtained by the Fund; (vi) the administration fee; (vii) the distribution and servicing fee or shareholder servicing fee, as applicable; (viii) taxes; and (ix) extraordinary expenses (expenses resulting from events and transactions that are distinguished by their unusual nature and by the infrequency of their occurrence). To the extent that the Fund’s aggregate quarterly ordinary operating expenses, exclusive of the Specified Expenses for any quarter exceed the Expense Cap, the Adviser will waive its fees and/or reimburse the Fund for expenses to the extent necessary to eliminate such excess. To the extent that the Adviser waives fees or reimburses expenses, it is permitted to recoup any amounts waived and expense amounts previously paid or borne by the Adviser, for a period not to exceed three years from the quarter in which such fees were waived or expenses were borne by the Adviser, even if such reimbursement occurs after the termination of the Limitation Period, provided that the Fund’s aggregate quarterly ordinary operating expenses for the quarter in which such reimbursement is sought, not including Specified Expenses, have fallen to a level below the Expense Cap that was in effect during the quarter in which the fees were waived or expenses were borne by the Adviser.

For the six-months ended September 30, 2019, the Adviser waived fees in the amount of $371,209, which are subject for recoupment. At September 30, 2019, the amounts outlined below are available for recoupment:

Quarter of Expiration:
December 2019	$111,397
March 2020	$131,422
June 2020	$138,943
September 2020	$131,836
December 2020	$115,655
March 2021	$134,705
June 2021	$132,067
September 2021	$139,333
December 2021	$166,628
March 2022	$129,326
June 2022	$190,956
September 2022	$180,253

Voya Investments Distributor, LLC acts as the distributor of the Shares (the “Distributor”). The Distributor will directly distribute Shares to investors and may also enter into selected dealer agreements with various brokers and dealers (“Selling Agents”) that have agreed to participate in the distribution of the Fund’s Shares. The Fund will pay the Distributor a quarterly fee of 0.1375% (0.55% on an annualized basis) of the Fund’s Shareholders’ Capital attributable to Class A shares as of each quarter-end, determined as of the last day of each quarter (before any repurchases of Shares) (the “Distribution and Servicing Fee”), for distribution and investor services provided to Class A shareholders. The Distribution and Servicing Fee is charged on an aggregate class-wide basis, and shareholders are expected to be subject to the Distribution and Servicing Fee as long as they hold their Class A Shares. The Distributor may, in its sole discretion, pay various Selling Agents some or all of the Distribution and Servicing Fee to compensate such Selling Agents for distribution and servicing support. The Distributor, Adviser, and Administrator are subsidiaries of Voya Financial, Inc. (formerly, ING U.S., Inc.). For the six-months ended September 30, 2019, the Fund incurred a Distribution and Servicing Fee of $286,786.

Pomona Investment Fund

Notes to Consolidated Financial Statements
September 30, 2019 (Unaudited) (continued)

4. Management Fee, Administration Fee, Related Party Transactions and Other (continued)

UMB Fund Services, Inc. (“UMBFS”) provides certain sub-administration, sub-accounting, and tax services for the Fund. UMBFS charges fees to the Fund for these services based on the average Shareholders’ Capital of the Fund (before any repurchases of Shares), subject to minimum amounts. UMBFS also provides certain record keeping and investor related services for the Fund and charges fees for those services primarily based on the number of investor accounts, subject to minimum amounts. UMB Bank, N.A., an affiliate of UMBFS, serves as the custodian of the Fund’s assets (the “Custodian”) and primarily charges the Fund a fixed fee based on the its average Shareholders’ Capital (before any repurchases of Shares).

Each member of the Board that is not an “interested person” (as defined in the 1940 Act) (an “Independent Trustee”) is paid an annual retainer of $35,000, a fee of $5,000 per year for serving on committees of the Board, and a fee per each in-person meeting of the Board of $2,500, plus reimbursement of reasonable out of pocket expenses.

The Fund retained Alaric Compliance Services, LLC to provide compliance services to the Fund, including a Chief Compliance Officer. For the six-months ended September 30, 2019, the Fund incurred Chief Compliance Officer fees and expenses in the amount of $45,000.

Prior to the Commencement of Operations, the Fund incurred organizational costs that were paid and/or reimbursed by the Adviser. These costs will be subject to recoupment in accordance with the Fund’s Expense Limitation and Reimbursement Agreement. Organizational expenses consist primarily of costs to establish the Fund and enable it to legally conduct business. Organizational expenses incurred subsequent to commencement of operations are expensed by the Fund as incurred.

The Fund incurred $68,676 of offering costs during the six-months ended September 30, 2019. These offering costs, which have also been paid and/or reimbursed by the Adviser, will be subject to recoupment under the Expense Limitation and Reimbursement Agreement. Offering costs are treated as deferred charges and are amortized over the subsequent 12 month period using the straight line method.

Certain shareholders of the Fund (“Affiliated Shareholders”) are affiliated with the Adviser. The aggregate value of the Affiliated Shareholders’ share of shareholders’ capital at September 30, 2019 is $76,810,432.

At September 30, 2019, the Fund is owed $5,404 from another account managed by the Adviser. This amount relates to payments made in the ordinary course of business to a vendor utilized by both the Fund and the other account managed by the Adviser. This amount is included on the Statement of Assets, Liabilities and Shareholder’s Capital in the line item “Other Assets.”

5. Revolving Credit Agreement

Effective February 1, 2018, the Fund entered into a revolving credit agreement with Credit Suisse AG that matures on December 31, 2020. The initial size of the facility is $8,000,000, which was increased to $15,000,000 on July 2, 2018 and increased to $25,000,000 on October 1, 2018. The Fund anticipates that this credit facility will be primarily used for working capital requirements, such as financing repurchases of shares, distributions to investors and investments. The facility bears interest at London Interbank Offered Rate (“LIBOR”) plus 3.25% per annum, and has a commitment fee of 1.60% per annum on the daily unused portion. For the six-months ended April 1, 2019 through September 30, 2019, the Fund did not utilize the facility, paid no interest on borrowings and paid $205,556 of commitment fees. There were no outstanding borrowings at September 30, 2019.

6. Capital Share Transactions

The Fund accepts initial and additional purchases of Shares as of the first business day of each calendar quarter at the Fund’s then-current Net asset value per Share of each respective share class (determined as of the close of business on the last business day of the immediately preceding quarter). To provide a limited degree of liquidity to Shareholders, the Fund may from time to time offer to repurchase Shares pursuant to written tenders by Shareholders. It is expected that the Adviser will normally recommend to the Board that the Fund conduct an offer to repurchase shares on a quarterly basis as of the end of each calendar quarter, so that each repurchase would occur as of each March 31, June 30, September 30 and December 31 of every year, although the Adviser may not recommend, and the Board may not authorize, a repurchase offer for any quarter in which the Adviser believes that it would be detrimental to the Fund for liquidity or other reasons. It is also expected that the Adviser will recommend to the Board that any such tender offer would be for an amount that is not more than 5% of the Fund’s Shareholders’ Capital. There can be no assurance that the Board will accept the Adviser’s recommendation.

Pomona Investment Fund

Notes to Consolidated Financial Statements
September 30, 2019 (Unaudited) (continued)

7. Federal and Other Taxes

It is the Fund’s intention to meet the requirements of Subchapter M of the Internal Revenue Code of 1986, as amended (the “Code”), that are applicable to a regulated investment company (“RIC”). The Fund elected to be a RIC with the filing of its 2015 federal income tax return. The Fund intends to continue to operate so as to qualify to be taxed as a RIC under the Code and, as such, to not be subject to federal income tax on the portion of its taxable income and gains distributed to stockholders. To qualify for RIC tax treatment, among other requirements, the Fund is required to distribute at least 90% of its investment company taxable income, as defined by the Code. Accordingly, the Fund intends to distribute its taxable income and net realized gains, if any, to shareholders in accordance with timing requirements imposed by the Code. While the Fund intends to distribute substantially all of its taxable net investment income and capital gains, if any, in a manner necessary to minimize the imposition of a 4% excise tax, there can be no assurance that it will avoid any or all of the excise tax. In such event, the Fund will be liable only for the amount by which it does not meet the foregoing distribution requirements. The Fund has adopted October 31 as its tax year end.

In accounting for income taxes, the Fund follows the guidance in FASB ASC Codification 740, as amended by ASU 2009-06, “Accounting for Uncertainty in Income Taxes” (“ASC 740”). ASC 740 prescribes the minimum recognition threshold a tax position must meet in connection with accounting for uncertainties in income tax positions taken or expected to be taken by an entity before being measured and recognized in the consolidated financial statements. Management has concluded, there were no uncertain tax positions as of September 30, 2019 for federal income tax purposes or in, the Fund’s major state and local tax jurisdictions; Delaware, New York State, and New York City.

Because U.S. federal income tax regulations differ from U.S. GAAP, distributions in accordance with tax regulations may differ from net investment income and realized gains recognized for financial reporting purposes. Differences may be permanent or temporary. Permanent differences are reclassified among capital accounts in the consolidated financial statements to reflect the applicable tax characterization. Temporary differences arise when certain items of income, expense, gain or loss are recognized at some time in the future. The tax basis components of distributable earnings differ from the amounts reflected in the Statement of Assets, Liabilities and Shareholders’ Capital due to temporary book/tax differences arising primarily from partnership investments. These amounts will be finalized before filing the Fund’s federal tax return.

At September 30, 2019, the federal tax cost of investment securities and unrealized appreciation (depreciation) as of the year-end were as follows:

Gross unrealized appreciation	$30,045,060
Gross unrealized depreciation	(12,970,534)
Net unrealized appreciation	$17,074,526
Cost of investments	$145,354,568

The difference between cost amounts for financial statement and federal income tax purposes is due primarily to timing differences related to the timing of the recognition of income, gains and losses from the underlying investments for tax purposes.

As of October 31, 2018, the components of accumulated earnings on a tax basis were as follows:

Undistributed ordinary income	$—
Undistributed long-term capital gains	2,676,451
Tax accumulated earnings	2,676,451
Accumulated capital and other losses	(1,700,282)
Unrealized appreciation	17,919,503
Other differences	—
Distributable net earnings	$18,895,672

As of October 31, 2018, the Fund had no capital loss carryforwards.

Pomona Investment Fund

Notes to Consolidated Financial Statements
September 30, 2019 (Unaudited) (continued)

7. Federal and Other Taxes (continued)

As of October 31, 2018, the Fund had $1,700,282 of qualified late-year ordinary losses, which are deferred until the following tax year ended October 31, 2019. Net late-year losses incurred after December 31, and within the taxable year are deemed to arise on the first day of the Fund’s next taxable year.

Income distributions and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. The tax character of distributions paid during the tax year ended October 31, 2018 and October 31, 2017 was as follows:

Distribution paid from:	2018	2017
Ordinary income	$—	$—
Long-term capital gains	6,420,727	5,893,605
Total distributions paid	$6,420,727	$5,893,605

8. Investment Transactions

Total investments in Private Equity Investments for the six-months ended September 30, 2019 amounted to $46,844,032. Total distribution proceeds from sale, redemption, or other disposition of investments in Private Equity Investments for the six-months ended September 30, 2019 amounted to $17,067,693.

9. Indemnification

Under the Fund’s organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Fund. In addition, in the ordinary course of business, the Fund may enter into contracts or agreements that contain indemnification or warranties. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred. However, based on experience, the Fund expects the risk of loss to be remote.

10. Commitments

As of September 30, 2019, the Fund had outstanding investment commitments to Private Equity Investments totaling approximately $44,991,926.

11. Recent Accounting Pronouncements

In August 2018, the FASB issued ASU No. 2018-13 “Fair Value Measurement (Topic 820): Disclosure Framework – Changes to the Disclosure Requirements for Fair Value Measurement” (“ASU 2018-13”), which includes amendments intended to improve the effectiveness of disclosures in the notes to consolidated financial statements. ASU 2018-13 is effective for interim and annual periods beginning after December 15, 2019. Management is currently evaluating the impact that ASU 2018-13 will have on the Fund’s consolidated financial statements and related disclosures.

12. Subsequent Events

Effective October 1, 2019, there were subscriptions to the Fund in the amount of $2,450,780 for Class A, $7,090,000 for Class I Shares and $3,803,065 for Class M2. Through the date the consolidated financial statements were issued, there have not been any additional subscriptions to the Fund.

On October 10, 2019, the Fund committed $3,000,000 to an investment in The Veritas Capital Fund VII, L.P.

The Fund has evaluated subsequent events through the date the consolidated financial statements were issued and has determined that there were no other subsequent events that require disclosure in or adjustment to the consolidated financial statements.

Pomona Investment Fund

Other Information (Unaudited)
September 30, 2019

Proxy Voting

The Fund is required to file Form N-PX, with its complete proxy voting record for the twelve months ended June 30, no later than August 31. The Fund’s Form N-PX filing is available: (i) without charge, upon request, by calling the Fund at 1-844-2POMONA or (ii) by visiting the SEC’s website at www.sec.gov.

Availability of Quarterly Portfolio Schedules

The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Form N-Q is available, without charge and upon request, on the SEC’s website at www.sec.gov or may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the Public Reference Room may be obtained by calling 1-800-SEC-0330.

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ITEM 2. CODE OF ETHICS.

Not applicable to semi-annual reports.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable to semi-annual reports.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable to semi-annual reports.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6. SCHEDULE OF INVESTMENTS.

Schedule of Investments in securities of unaffiliated issuers as of the close of the reporting period is included as part of the report to shareholders filed under Item 1 of this form.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to semi-annual reports.

ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to semi-annual reports.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

The registrant’s nominating and governance committee accepts and reviews shareholder nominations for trustees. A shareholder nomination for trustee may be submitted to the registrant by sending the nomination to the nominating and governance committee. The nominating and governance committee will evaluate candidates recommended by management of the registrant and by shareholders in a similar manner, as long as the recommendation submitted by a shareholder includes at a minimum: the name, address and telephone number of the recommending shareholder and information concerning the shareholder’s interests in the registrant in sufficient detail to establish that the shareholder held shares on the relevant record date; and the name, address and telephone number of the recommended nominee and information concerning the recommended nominee’s education, professional experience, and other information that might assist the nominating and governance committee in evaluating the recommended nominee’s qualifications to serve as a trustee.

ITEM 11. CONTROLS AND PROCEDURES.

(a) The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 12. DISCLOSURE OF SECURITIES LENDING ACTVITIES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 13. EXHIBITS.

(a)(1) Not applicable to semi-annual reports.

(a)(2) Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

(a)(3) Not applicable.

(a)(4) Not applicable.

(b) Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(registrant)	Pomona Investment Fund

By (Signature and Title)*	/s/ Michael Granoff
Michael Granoff, President & Principal Executive Officer
(Principal Executive Officer)

Date	November 27, 2019

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Michael Granoff
Michael Granoff, President & Principal Executive Officer
(Principal Executive Officer)

Date	November 27, 2019

By (Signature and Title)*	/s/ Joel Kress
Joel Kress, Treasurer and Principal Financial Officer
(Principal Financial Officer)

Date	November 27, 2019

*	Print the name and title of each signing officer under his or her signature.